================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                  Investment Company Act file number 811-22120

        Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: January 31

                      Date of reporting period: 04/29/2011
================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

                                                                SHARES                 VALUE
------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES-100.5%(1)
------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS-99.8%
Oppenheimer Core Bond Fund, Cl. Y(2)                              5,275,869      $    34,609,700
------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl.Y                         2,319,780           15,774,507
------------------------------------------------------------------------------------------------
Oppenheimer Master Loan Fund, LLC                                   754,975            9,051,331
                                                                                     -----------

                                                                                      59,435,538
------------------------------------------------------------------------------------------------
MONEY MARKET FUND-0.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.19% (3)        386,918             386,918
                                                                                     -----------
Total Investment Companies (Cost $57,389,848)                                         59,822,456
------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $57,389,848)                     100.5%             59,822,456
------------------------------------------------------------------------------------------------

LIABILITIES IN EXCESS OF OTHER ASSETS                               (0.5)              (268,667)
                                                              ----------------------------------
NET ASSETS                                                         100.0%        $    59,553,789
                                                              ==================================


FOOTNOTES TO STATEMENT OF INVESTMENTS

---------------
* April 29, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES         GROSS        GROSS           SHARES
                                                    JANUARY 31, 2011  ADDITIONS    REDUCTIONS    APRIL 29, 2011
---------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                          5,022,609    413,690       160,430         5,275,869
Oppenheimer Institutional Money Market Fund, Cl. E            71,563  4,224,658     3,909,303           386,918
Oppenheimer International Bond Fund, Cl. Y                 2,229,894    147,365        57,479         2,319,780
Oppenheimer Master Loan Fund, LLC                            743,303     45,723        34,051           754,975

                                                                                                     REALIZED
                                                              VALUE               INCOME           GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl.Y                         $   34,609,700       $   416,559          $ (391,073)
Oppenheimer Institutional Money Market Fund, Cl.E               386,918               119                    -
Oppenheimer International Bond Fund, Cl.Y                    15,774,507           148,463              (5,973)
Oppenheimer Master Loan Fund, LLC                             9,051,331           182,800 (a)           5,250(a)
                                                         -------------------------------------------------------
                                                         $   59,822,456       $   747,941          $ (391,796)
                                                         =======================================================

---------------
a. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. See the individual financial statement of this holding which appears later in this report.

3.   Rate  shown  is  the  7-day  yield  as  of  April  29,  2011.

1 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of April 29, 2011 based on valuation input level:

                                                                                    LEVEL 3-
                               LEVEL 1-                 LEVEL 2-                  SIGNIFICANT
                          UNADJUSTED                OTHER SIGNIFICANT             UNOBSERVABLE
                            QUOTED PRICES           OBSERVABLE INPUTS                INPUTS               VALUE
--------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies      $       50,771,125       $        9,051,331                  $    -        $     59,822,456
                          ------------------------------------------------------------------------------------------
Total Assets              $       50,771,125       $        9,051,331                  $    -        $     59,822,456
                          ------------------------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

The table below shows the significant transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

                         TRANSFERS OUT OF LEVEL 1*     TRANSFERS INTO LEVEL 2*
--------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies    $               (8,757,850)    $              8,757,850
                        --------------------------------------------------------
Total Assets            $               (8,757,850)    $              8,757,850
                        --------------------------------------------------------

---------
* Transferred from Level 1 to Level 2 as the security is not publicly offered for sale.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since April 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations as generally supplied by portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices

2 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

in active markets for identical securities or other observable market inputs. In the absence of a current market quotation,including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

INVESTMENT IN OPPENHEIMER MASTER FUND. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (the "Master Fund"). The Master Fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of the Master Fund is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Fund's investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund's expenses, including its management fee.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 29, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

3 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

Federal tax cost of securities   $ 64,813,313
                                 =============
Gross unrealized appreciation    $  2,432,608
Gross unrealized depreciation      (7,423,465)
                                 -------------
Net unrealized depreciation      $ (4,990,857)
                                 -------------

4 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

STATEMENT OF INVESTMENTS
"OPPENHEIMER CORE BOND FUND - UNDERLYING FUND"
MARCH 31, 2011

5 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

"Oppenheimer Core Bond Fund- Underlying Fund"            Principal
                                                          Amount                   Value
--------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-10.1%
Ally Auto Receivables Trust 2010-2,
Automobile Receivables Nts., Series
2010-2, Cl. A2, 0.89%, 9/17/12                         $  2,147,814             $  2,150,554
--------------------------------------------------------------------------------------------
Ally Auto Receivables Trust 2010-4,
Automobile Receivables Nts., Series
2010-4, Cl. A3, 0.91%, 11/17/14                           2,680,000                2,670,328
--------------------------------------------------------------------------------------------
Ally Master Owner Trust 2010-1, Asset-
Backed Certificates, Series 2010-1,
Cl. A, 2.005%, 1/15/15(1,2)                               2,720,000                2,770,223
--------------------------------------------------------------------------------------------
Ally Master Owner Trust 2010-3, Asset-
Backed Certificates, Series 2010-3,
Cl. A, 2.88%, 4/15/15(1)                                  2,315,000                2,369,701
--------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables
Trust 2009-1, Automobile Receivables-
Backed Nts., Series 2009-1, Cl. A3,
3.04%, 10/15/13                                             735,000                  745,374
--------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables
Trust 2010-3, Automobile Receivables-
Backed Nts., Series 2010-3, Cl. A2,
0.77%, 12/9/13                                            4,952,652                4,956,514
--------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables
Trust 2010-4, Automobile Receivables-
Backed Nts., Series 2010-4, Cl. D,
4.20%, 11/8/16                                            1,465,000                1,496,841
--------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables
Trust 2011-1, Automobile Receivables-
Backed Nts., Series 2011-1, Cl. D,
4.26%, 2/8/17                                               720,000                  725,796
--------------------------------------------------------------------------------------------
AmeriCredit Prime Automobile
Receivables Trust 2010-1, Automobile
Receivables Nts., Series 2010-1, Cl.
A2, 0.97%, 1/15/13                                          461,283                  461,441
--------------------------------------------------------------------------------------------
AmeriCredit Prime Automobile
 Receivables Trust 2010-2, Automobile
Receivables Nts., Series 2010-2, Cl.
A2, 1.22%, 10/8/13                                          988,761                  991,365
--------------------------------------------------------------------------------------------
Bank of America Auto Trust 2010-2,
Automobile Receivables, Series 2010-2,
Cl. A2, 0.91%, 10/15/12                                   2,384,931                2,387,672
--------------------------------------------------------------------------------------------
CarMax Auto Owner Trust 2010-3,
 Automobile Asset-Backed Nts., Series
2010-3, Cl. A3, 0.99%, 2/17/15                            1,425,000                1,417,138
--------------------------------------------------------------------------------------------
Carrington Mortgage Loan Trust, Asset-
Backed Pass-Through Certificates,
Series 2006-FRE1, Cl. A2, 0.36%,
7/25/36(2)                                                2,118,146                2,015,667
--------------------------------------------------------------------------------------------
Centre Point Funding LLC, Asset-Backed
Nts., Series 2010-1A, Cl. 1, 5.43%,
7/20/15(1)                                                  745,435                  788,758
--------------------------------------------------------------------------------------------
Chase Funding Trust 2003-2, Mtg. Loan
 Asset-Backed Certificates, Series
2003-2, Cl. 2A2, 0.81%, 2/25/33(2)                          551,973                  477,185
--------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                                460,000                  487,567
--------------------------------------------------------------------------------------------
Citibank Omni Master Trust, Credit
Card Receivables:
Series 2009-A13, Cl. A13, 5.35%,
8/15/18(1)                                                2,520,000                2,744,198
Series 2009-A17, Cl. A17, 4.90%,
11/15/18(1)                                               2,520,000                2,697,532
Series 2009-A8, Cl. A8, 2.355%,
5/16/16(1,2)                                              4,080,000                4,142,782
--------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.
2006-WFH3, Asset-Backed Pass-Through
Certificates, Series 2006-WFH3, Cl.
A2, 0.35%, 10/25/36(2)                                       23,636                   23,614
--------------------------------------------------------------------------------------------
CNH Equipment Trust, Asset-Backed
Certificates, Series 2009-B, Cl. A3,
2.97%, 3/15/13                                              148,260                  148,401
--------------------------------------------------------------------------------------------
CNH Wholesale Master Note Trust 2011-
1, Equipment Nts., Series 2011-1, Cl.
 1A, 1.055%, 1/20/41(2)                                   1,945,000                1,950,226

6 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011(*) (UNAUDITED)


                                                                   PRINCIPAL
                                                                     AMOUNT            VALUE
------------------------------------------------------------------------------------------------
Countrywide Home Loans, Asset-Backed
Certificates:
Series 2002-4, Cl. A1, 0.99%,
2/25/33(2)                                                        $     29,655      $     28,045
Series 2005-16, Cl. 2AF2, 5.382%,
5/1/36                                                               3,588,336         3,002,781
Series 2005-17, Cl. 1AF2, 5.363%,
5/1/36                                                                 588,643           477,407
------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2006-25, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 0.37%,
6/25/47(2)                                                           3,020,000         2,798,518
------------------------------------------------------------------------------------------------
DSC Floorplan Master Owner Trust,
Automobile Receivable Nts., Series
2011-1, Cl. A, 3.91%, 3/15/16                                        2,440,000         2,440,000
------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-1A,
Automobile Receivable Nts., Series
2011-1A, Cl. C, 3.05%, 8/15/15(3)                                    3,420,000         3,418,940
------------------------------------------------------------------------------------------------
DT Auto Owner Trust, Automobile
Receivable Nts., Series 2009-1, Cl.
A1, 2.98%, 10/15/15(1)                                               1,183,267         1,191,198
------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl.
A3, 0.34%, 7/25/36(2)                                                  259,694           256,915
------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl.
2A2, 0.36%, 6/25/36(2)                                                 184,269           183,326
------------------------------------------------------------------------------------------------
First Investors Auto Owner Trust 2011-
1, Automobile Receivable Nts., Series
2011-1, Cl. A2, 1.47%, 3/16/15                                       2,855,000         2,854,914
------------------------------------------------------------------------------------------------
Ford Credit Auto Lease Trust,
Automobile Receivable Nts., Series
2010-B, Cl. A2, 0.75%, 10/15/12(1)                                   3,075,000         3,076,049
------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Receivable Nts.:
Series 2009-E, Cl. A2, 0.80%, 3/15/12                                  628,973           629,054
Series 2010-A, Cl. A4, 2.15%, 6/15/15                                3,980,000         4,040,412
------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner
Trust 2009-2, Asset-Backed Nts.,
Series 2009-2, Cl. A, 1.805%,
9/15/14(2)                                                           2,730,000         2,767,772
------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner
Trust 2010-1, Asset-Backed Nts.,
Series 2010-1, Cl. A, 1.905%,
12/15/14(1,2)                                                        2,610,000         2,660,791
------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner
Trust 2011-1, Asset-Backed Nts.,
Series 2011-1, Cl. A1, 2.12%, 2/15/16                                2,940,000         2,946,756
------------------------------------------------------------------------------------------------
GE Capital Credit Card Master Note
Trust, Asset-Backed Nts., Series 2009-
2, Cl. A, 3.69%, 7/15/15                                             1,995,000         2,066,178
------------------------------------------------------------------------------------------------
GMAC Mortgage Servicer Advance Funding
Ltd., Asset-Backed Nts., Series 2011-
1A, Cl. A, 3.72%, 2/15/23(3)                                         2,715,000         2,729,199
------------------------------------------------------------------------------------------------
Hertz Vehicle Financing LLC,
Automobile Receivable Nts., Series
2010-1A, Cl. A1, 2.60%, 2/25/15(1)                                   2,900,000         2,940,545
------------------------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2005-3,
Closed-End Home Equity Loan Asset-
Backed Certificates, Series 2005-3,
Cl. A1, 0.514%, 1/20/35(2)                                             875,449           842,733
------------------------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2006-4,
Closed-End Home Equity Loan Asset-
Backed Certificates, Series 2006-4,
Cl. A2V, 0.364%, 3/20/36(2)                                            267,510           266,672
------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust,
Credit Card Receivables, Series 2003-
C7, Cl. C7, 1.605%, 3/15/16(2)                                       2,900,000         2,916,746
------------------------------------------------------------------------------------------------
Morgan Stanley Resecuritization Trust,
Automobile Receivable Nts., Series
2010-F, Cl. A, 0.504%, 6/15/13(1,2)                                  3,420,000         3,416,425
------------------------------------------------------------------------------------------------
Navistar Financial Dealer Note Master
Owner Trust, Asset-Backed Nts., Series
 2010-1, Cl. A, 1.90%, 1/26/15(1,2)                                  4,540,000         4,571,124
------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg.
Obligation Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 3.405%, 1/25/29(3,4)                        1,750,658           157,559
------------------------------------------------------------------------------------------------

7 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

                                                                        PRINCIPAL
                                                                         AMOUNT               VALUE
------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust 2010-B,
Automobile Asset-Backed Nts., Series
2010-B, Cl. A3, 1.12%, 12/15/13                                       $  2,700,000        $  2,702,673
------------------------------------------------------------------------------------------------------
Nissan Master Owner Trust, Automobile
Receivable Nts., Series 2010-AA, Cl.
A, 1.405%, 1/15/15(1,2)                                                  2,705,000            2,735,608
-------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust 2007-5,
Asset-Backed Certificates, Series
2007-5, Cl. 2A1, 0.34%, 5/25/37(2)                                         913,654              895,649
-------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3,
5.68%, 1/1/36                                                              810,757              736,562
-------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust
2010-2, Automobile Receivables Nts.,
Series 2010-2, Cl. A2, 0.95%, 8/15/13                                    2,715,339            2,717,878
-------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust
2010-3, Automobile Receivables Nts.,
Series 2010-3, Cl. C, 3.06%, 11/15/17                                    2,950,000            2,921,642
-------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust
2011-S1A, Automobile Receivables
Nts., Series 2011-S1A, Cl. D, 3.10%,
5/15/17(3)                                                               2,855,709            2,857,423
-------------------------------------------------------------------------------------------------------
Toyota Auto Receivable Owner Trust
2010-B, Automobile Receivable Nts.,
Series 2010-B, Cl. A2, 0.74%, 7/16/12                                    2,475,000            2,477,424
-------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust 2010-A,
Automobile Receivable Nts., Series
2010-A, Cl. A3, 0.99%, 11/20/13                                          2,700,000            2,698,192
-------------------------------------------------------------------------------------------------------
World Financial Network Credit Card
Master Note Trust, Credit Card
Receivables, Series 2009-A, Cl. A,
4.60%, 9/15/15                                                           2,755,000            2,811,553
                                                                                          -------------

Total Asset-Backed Securities (Cost $117,062,061)                                           114,853,540
-------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS-72.5%
-------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY-58.8%
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED-58.7%
Federal Home Loan Mortgage Corp.:
5.50%, 9/1/39                                                            8,070,957            8,618,121
6%, 5/15/18-10/15/29                                                     2,473,361            2,709,070
6%, 4/1/41(5)                                                           22,030,000           23,933,524
6.50%, 4/15/18-4/1/34                                                    2,742,482            3,032,243
7%, 7/15/21-10/1/37                                                      9,728,579           11,193,790
8%, 4/1/16                                                                 213,012              234,922
9%, 4/14/17-5/1/25                                                          69,025               78,673
12.50%, 5/15/14                                                                212                  215
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd.
Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                              17,201               19,553
Series 1590, Cl. IA, 1.363%, 10/15/23(2)                                 2,728,656            2,755,241
Series 2034, Cl. Z, 6.50%, 2/15/28                                          19,044               21,616
Series 2043, Cl. ZP, 6.50%, 4/15/28                                      2,543,043            2,622,658
Series 2046, Cl. G, 6.50%, 4/15/28                                       1,760,224            1,875,522
Series 2053, Cl. Z, 6.50%, 4/15/28                                          20,009               22,826
Series 2063, Cl. PG, 6.50%, 6/15/28                                      1,355,883            1,396,669
Series 2145, Cl. MZ, 6.50%, 4/15/29                                        530,080              607,871
Series 2148, Cl. ZA, 6%, 4/15/29                                           906,154              974,589
Series 2195, Cl. LH, 6.50%, 10/15/29                                     1,235,311            1,395,960
Series 2326, Cl. ZP, 6.50%, 6/15/31                                        378,995              440,313
Series 2341, Cl. FP, 1.155%, 7/15/31(2)                                    629,163              635,232
Series 2399, Cl. PG, 6%, 1/15/17                                           523,496              562,779
Series 2423, Cl. MC, 7%, 3/15/32                                         1,704,857            1,881,731
Series 2453, Cl. BD, 6%, 5/15/17                                           503,327              540,520

8 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

                                                                    PRINCIPAL
                                                                     AMOUNT                   VALUE
--------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2461, Cl. PZ, 6.50%, 6/15/32                               $  3,125,786             $  3,460,870
Series 2463, Cl. F, 1.255%, 6/15/32(2)                               3,320,786                3,369,545
Series 2500, Cl. FD, 0.755%, 3/15/32(2)                                194,719                  195,576
Series 2526, Cl. FE, 0.655%, 6/15/29(2)                                272,487                  273,085
Series 2551, Cl. FD, 0.655%, 1/15/33(2)                                597,175                  598,553
Series 2638, Cl. KG, 4%, 11/1/27                                     1,669,903                1,674,714
Series 2648, Cl. JE, 3%, 2/1/30                                         19,997                   19,997
Series 2676, Cl. KY, 5%, 9/15/23                                     4,548,000                4,898,368
Series 2686, Cl. CD, 4.50%, 2/1/17                                     916,557                  929,066
Series 2907, Cl. GC, 5%, 6/1/27                                        934,170                  942,659
Series 2929, Cl. PC, 5%, 1/1/28                                        632,231                  636,596
Series 2952, Cl. GJ, 4.50%, 12/1/28                                    247,391                  248,891
Series 3019, Cl. MD, 4.75%, 1/1/31                                   2,097,728                2,148,550
Series 3025, Cl. SJ, 23.815%, 8/15/35(2)                               664,959                  901,968
Series 3094, Cl. HS, 23.448%, 6/15/34(2)                             1,025,993                1,381,596
Series 3242, Cl. QA, 5.50%, 3/1/30                                   1,617,501                1,652,963
Series 3291, Cl. NA, 5.50%, 10/1/27                                    384,587                  385,286
Series 3306, Cl. PA, 5.50%, 10/1/27                                    541,770                  543,161
Series R001, Cl. AE, 4.375%, 4/1/15                                    859,411                  870,998
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 183, Cl. IO, 15.356%, 4/1/27(6)                              1,168,060                  236,713
Series 192, Cl. IO, 14.37%, 2/1/28(6)                                 146,839                   29,772
Series 206, Cl. IO, 6.556%, 12/1/29(6)                                183,978                   42,412
Series 2129, Cl. S, 15.125%, 2/15/29(6)                             1,473,583                  296,118
Series 2130, Cl. SC, 51.717%, 3/15/29(6)                              402,162                   87,198
Series 2134, Cl. SB, 64.389%, 3/15/29(6)                              411,245                   87,928
Series 2422, Cl. SJ, 68.524%, 1/15/32(6)                            1,716,638                  377,654
Series 243, Cl. 6, 5.276%, 12/15/32(6)                              1,097,674                  240,129
Series 2493, Cl. S, 67.134%, 9/15/29(6)                               104,685                   20,610
Series 2527, Cl. SG, 0.207%, 2/15/32(6)                               808,714                   32,197
Series 2531, Cl. ST, 48.622%, 2/15/30(6)                            1,394,305                   85,221
Series 2601, Cl. GS, 20.251%, 11/15/17(6)                           1,932,107                  169,095
Series 2796, Cl. SD, 67.963%, 7/15/26(6)                              667,195                  138,472
Series 2802, Cl. AS, 80.653%, 4/15/33(6)                            1,275,490                  118,762
Series 2920, Cl. S, 66.357%, 1/15/35(6)                             2,491,723                  409,977
Series 3005, Cl. WI, 32.588%, 7/15/35(6)                            5,540,561                  680,678
Series 3110, Cl. SL, 99.999%, 2/15/26(6)                            1,056,207                  126,197
Series 3451, Cl. SB, 25.903%, 5/15/38(6)                           11,644,471                1,325,540
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 3.967%, 6/1/26(7)                       152,865                  131,051
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
3.50%, 4/1/26(5)                                                   35,755,000               35,855,543
4%, 4/1/26-4/1/41(5)                                               26,475,000               26,176,307
4.50%, 4/1/26-4/1/41(5)                                            94,995,000               97,175,438
5%, 4/1/41(5)                                                      80,106,000               83,810,903
5.50%, 12/25/18                                                         5,365                    5,823

9 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

                                                         PRINCIPAL
                                                           AMOUNT                   VALUE
---------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
5.50%, 4/1/26-4/1/41(5)                                 $104,783,500             $112,119,943
6%, 5/25/20-12/1/34                                       12,153,959               13,370,055
6%, 4/1/40(5)                                             52,925,000               57,564,194
6.50%, 6/25/17-11/25/31                                   14,575,366               16,272,623
6.50%, 4/1/41(5)                                           5,682,000                6,369,170
7%, 9/25/14-4/1/34                                         6,809,988                7,742,893
7.50%, 1/1/33-8/25/33                                      6,553,700                7,596,133
8.50%, 7/1/32                                                 22,538                   25,673
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through
Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                              5,620                    5,810
---------------------------------------------------------------------------------------------
Trust 1993-104, Cl. ZB, 6.50%, 7/25/23                       476,224                  523,586
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                         390,681                  429,785
Trust 1996-35, Cl. Z, 7%, 7/25/26                            127,804                  141,963
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                       829,081                  909,287
Trust 1998-61, Cl. PL, 6%, 11/25/28                        1,149,643                1,266,183
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                     1,568,084                1,719,695
Trust 1999-60, Cl. PG, 7.50%, 12/25/29                     6,113,557                7,389,548
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                     1,618,837                1,825,368
Trust 2002-10, Cl. FB, 0.75%, 3/25/17(2)                     159,706                  160,934
Trust 2002-16, Cl. PG, 6%, 4/25/17                           967,058                1,049,624
Trust 2002-2, Cl. UC, 6%, 2/25/17                            564,328                  604,187
Trust 2002-56, Cl. FN, 1.25%, 7/25/32(2)                     947,412                  966,824
Trust 2003-130, Cl. CS, 13.601%, 12/25/33(2)               4,751,091                5,423,453
Trust 2003-21, Cl. FK, 0.65%, 3/25/33(2)                     296,645                  297,331
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                      1,492,000                1,635,471
Trust 2004-101, Cl. BG, 5%, 1/25/20                        2,619,847                2,786,389
Trust 2004-81, Cl. KC, 4.50%, 4/1/17                       1,149,914                1,162,542
Trust 2004-9, Cl. AB, 4%, 7/1/17                           3,097,098                3,172,382
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                    5,073,000                5,559,356
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                   10,000,000               10,871,336
Trust 2005-12, Cl. JC, 5%, 6/1/28                          2,213,393                2,260,684
Trust 2005-22, Cl. EC, 5%, 10/1/28                           839,646                  858,753
Trust 2005-30, Cl. CU, 5%, 4/1/29                            675,650                  694,431
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                      2,480,000                2,737,596
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                      1,260,000                1,339,120
Trust 2006-50, Cl. SK, 23.285%, 6/25/36(2)                 1,610,983                2,227,014
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                         89,149                   89,245
Trust 2009-36, Cl. FA, 1.19%, 6/25/37(2)                   4,435,105                4,501,651
Trust 2009-37, Cl. HA, 4%, 4/1/19                          5,980,441                6,291,328
Trust 2009-70, Cl. PA, 5%, 8/1/35                          5,636,062                5,911,487
Trust 2011-15, Cl. DA, 4%, 3/1/41                          2,740,868                2,867,450
---------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 71.679%, 3/17/31(6)                   644,686                 120,157
Trust 2001-61, Cl. SE, 46.547%, 11/18/31(6)                  916,781                 161,420
Trust 2001-65, Cl. S, 52.061%, 11/25/31(6)                 2,074,201                 350,608
Trust 2001-81, Cl. S, 40.979%, 1/25/32(6)                    280,256                  50,483
Trust 2002-12, Cl. SB, 64.261%, 7/25/31(6)                   447,688                 100,984
Trust 2002-2, Cl. SW, 65.66%, 2/25/32(6)                     507,779                 110,603

10 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

                                                           PRINCIPAL
                                                            AMOUNT                   VALUE
--------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2002-38, Cl. SO, 61.084%, 4/25/32(6)               $    210,039             $   36,273
Trust 2002-41, Cl. S, 75.168%, 7/25/32(6)                   2,095,165                374,630
Trust 2002-47, Cl. NS, 39.38%, 4/25/32(6)                     729,486                134,481
Trust 2002-5, Cl. SD, 77.687%, 2/25/32(6)                     405,014                 79,428
Trust 2002-51, Cl. S, 39.676%, 8/25/32(6)                     669,808                123,391
Trust 2002-52, Cl. SD, 45.971%, 9/25/32(6)                    837,050                158,841
Trust 2002-60, Cl. SM, 50.073%, 8/25/32(6)                  3,015,935                463,722
Trust 2002-60, Cl. SY, 10.75%, 4/25/32(6)                   2,649,901                 55,333
Trust 2002-7, Cl. SK, 51.599%, 1/25/32(6)                   1,790,284                332,997
Trust 2002-75, Cl. SA, 52.083%, 11/25/32(6)                 1,620,128                274,743
Trust 2002-77, Cl. BS, 43.441%, 12/18/32(6)                 3,239,038                546,241
Trust 2002-77, Cl. IS, 52.874%, 12/18/32(6)                   357,844                 67,537
Trust 2002-77, Cl. JS, 36.909%, 12/18/32(6)                 2,988,901                498,379
Trust 2002-77, Cl. SA, 39.631%, 12/18/32(6)                 2,868,707                478,992
Trust 2002-77, Cl. SH, 48.838%, 12/18/32(6)                   389,384                 73,229
Trust 2002-84, Cl. SA, 54.415%, 12/25/32(6)                   409,303                 69,557
Trust 2002-89, Cl. S, 73.176%, 1/25/33(6)                   3,181,723                637,939
Trust 2002-9, Cl. MS, 40.278%, 3/25/32(6)                      23,134                  4,313
Trust 2002-90, Cl. SN, 52.63%, 8/25/32(6)                   2,744,102                421,962
Trust 2002-90, Cl. SY, 55.76%, 9/25/32(6)                   1,301,149                201,932
Trust 2003-14, Cl. OI, 12.444%, 3/25/33(6)                  4,584,674              1,024,785
Trust 2003-26, Cl. IK, 11.535%, 4/25/33(6)                  1,678,656                353,888
Trust 2003-33, Cl. SP, 51.244%, 5/25/33(6)                  2,588,009                431,105
Trust 2003-4, Cl. S, 47.985%, 2/25/33(6)                      810,855                144,352
Trust 2003-52, Cl. NS, 69.68%, 6/25/23(6)                  12,363,657              1,815,363
Trust 2003-89, Cl. XS, 86.586%, 11/25/32(6)                 2,811,442                251,999
Trust 2004-54, Cl. DS, 55.818%, 11/25/30(6)                   176,100                 29,693
Trust 2004-56, Cl. SE, 21.665%, 10/25/33(6)                 3,121,439                538,183
Trust 2005-40, Cl. SA, 67.698%, 5/25/35(6)                  1,563,841                289,088
Trust 2005-6, Cl. SE, 86.239%, 2/25/35(6)                   2,191,553                324,258
Trust 2005-71, Cl. SA, 71.379%, 8/25/25(6)                  2,804,145                409,414
Trust 2005-93, Cl. SI, 19.987%, 10/25/35(6)                 2,592,381                361,690
Trust 2006-129, Cl. SM, 16.863%, 1/25/37(6)                 9,230,892              1,269,244
Trust 2006-53, Cl. US, 29.159%, 6/25/36(6)                    267,279                 38,741
Trust 2008-55, Cl. SA, 18.885%, 7/25/38(6)                  6,034,572                624,178
Trust 2008-67, Cl. KS, 45.507%, 8/25/34(6)                  8,120,103                699,256
Trust 222, Cl. 2, 23.56%, 6/1/23(6)                         1,179,393                263,001
Trust 247, Cl. 2, 38.994%, 10/1/23(6)                         110,492                 22,512
Trust 252, Cl. 2, 35.052%, 11/1/23(6)                       1,127,095                221,092
Trust 254, Cl. 2, 28.71%, 1/1/24(6)                         2,015,505                392,867
Trust 2682, Cl. TQ, 99.999%, 10/15/33(6)                    2,762,281                454,710
Trust 2981, Cl. BS, 99.999%, 5/15/35(6)                     4,796,613                758,361
Trust 301, Cl. 2, 3.875%, 4/1/29(6)                           676,616                131,994
Trust 303, Cl. IO, 6.69%, 11/1/29(6)                           93,328                 23,931
Trust 319, Cl. 2, 6.351%, 2/1/32(6)                           557,392                121,544

11 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

                                                           PRINCIPAL
                                                            AMOUNT                  VALUE
--------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 320, Cl. 2, 11.946%, 4/1/32(6)                     $  7,756,734             $1,766,986
Trust 321, Cl. 2, 5.759%, 4/1/32(6)                         1,497,357                353,736
Trust 324, Cl. 2, 1.881%, 7/1/32(6)                           720,098                158,575
Trust 331, Cl. 9, 10.509%, 2/1/33(6)                        4,327,851              1,079,154
Trust 334, Cl. 14, 13.942%, 2/1/33(6)                       3,788,525                891,442
Trust 334, Cl. 15, 1.861%, 2/1/33(6)                        2,723,548                616,468
Trust 334, Cl. 17, 22.322%, 2/1/33(6)                         148,680                 31,222
Trust 339, Cl. 12, 0.064%, 7/1/33(6)                        3,888,152                837,688
Trust 339, Cl. 7, 0%, 7/1/33(6,8)                           4,495,207                910,460
Trust 343, Cl. 13, 4.348%, 9/1/33(6)                        3,960,520                835,201
Trust 343, Cl. 18, 12.459%, 5/1/34(6)                       2,738,848                476,630
Trust 345, Cl. 9, 0%, 1/1/34(6,8)                           3,084,641                627,742
Trust 351, Cl. 10, 0%, 4/1/34(6,8)                          1,711,745                323,873
Trust 351, Cl. 8, 0%, 4/1/34(6,8)                           2,718,887                513,419
Trust 356, Cl. 10, 0%, 6/1/35(6,8)                          2,243,053                437,780
Trust 356, Cl. 12, 0%, 2/1/35(6,8)                          1,129,548                205,392
Trust 362, Cl. 13, 0%, 8/1/35(6,8)                          2,671,714                584,039
Trust 364, Cl. 16, 0%, 9/1/35(6,8)                          3,988,876                761,420
Trust 365, Cl. 16, 3.152%, 3/1/36(6)                        3,032,657                609,460
--------------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M,
4.442%, 9/25/23(7)                                            373,570                327,959
                                                                                ------------
                                                                                 666,358,385
--------------------------------------------------------------------------------------------
GNMA/GUARANTEED-0.1%
Government National Mortgage Assn.:
2.625%, 8/8/25-7/1/27(2)                                       14,865                 15,353
8.50%, 8/1/17-12/15/17                                        106,679                120,632
10.50%, 12/29/17                                                7,568                  8,530
11%, 11/8/19                                                   15,325                 17,083
12%, 5/29/14                                                      134                    135
--------------------------------------------------------------------------------------------
Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 2001-21, Cl. SB, 86.649%, 1/16/27(6)                   804,841                134,944
Series 2002-15, Cl. SM, 76.714%, 2/16/32(6)                   900,015                156,515
Series 2002-41, Cl. GS, 60.269%, 6/16/32(6)                   680,183                138,787
Series 2002-76, Cl. SY, 79.248%, 12/16/26(6)                  430,657                 77,109
Series 2004-11, Cl. SM, 72.318%, 1/17/30(6)                   167,139                 34,078
Series 2007-17, Cl. AI, 17.194%, 4/16/37(6)                 4,541,387                678,945
                                                                                 -----------
                                                                                   1,382,111
--------------------------------------------------------------------------------------------
NON-AGENCY-13.7%
--------------------------------------------------------------------------------------------
COMMERCIAL-9.1%
Asset Securitization Corp., Commercial
 Interest-Only Stripped Mtg.-Backed
 Security, Series 1997-D4, Cl. PS1,
0.17%, 4/14/29(6)                                           7,701,806                224,653
--------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage,
Inc., Commercial Mtg. Pass-Through
Certificates:
Series 2006-1, Cl. AM, 5.421%, 9/1/45                       5,435,000              5,605,232
Series 2007-1, Cl. A4, 5.451%, 1/1/49                       5,399,000              5,688,849
Series 2007-1, Cl. AMFX, 5.482%, 1/1/49                     5,695,000              5,651,248
--------------------------------------------------------------------------------------------

12 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT                  VALUE
--------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Bear Stearns ARM Trust 2007-4, Mtg.
Pass-Through Certificates, Series
2007-4, Cl. 22A1, 5.803%, 6/1/47(2)                      $  3,385,784             $2,871,306
--------------------------------------------------------------------------------------------
Capital Lease Funding Securitization
LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series
1997-CTL1, 0%, 6/22/24(1,6,8)                               1,848,818                 84,720
--------------------------------------------------------------------------------------------
Citigroup, Inc./Deutsche Bank 2007-CD4
Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                  1,010,000              1,032,921
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49                    3,310,000              3,483,743
--------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving,
Commercial Mtg. Pass-Through
Certificates, Series 2010-C1, Cl. A1,
3.156%, 7/1/46(1)                                           3,578,587              3,571,672
--------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving,
Commercial Mtg. Pass-Through
Certificates, Interest-Only Stripped
Mtg.-Backed Security, Series 2010-C1,
Cl. XPA, 4.737%, 9/1/20(1,6)                               28,795,000              2,523,507
--------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2004-FA2, Mtg. Pass-
Through Certificates, Series 2004-FA2,
Cl. 3A1, 6%, 1/25/35                                        2,339,821              2,371,951
--------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2007-FA2, Mtg. Pass-
Through Certificates, Series 2007-FA2,
Cl. 1A1, 5.50%, 4/25/37                                     1,921,682              1,397,398
--------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding
Corp./Commercial Mortgage Trust 2005-
GG5, Commercial Mtg. Pass-Through
Certificates, Series 2005-GG5, Cl. AM,
5.277%, 4/1/37                                                635,000                641,502
--------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
Commercial Mtg. Obligations:
Series 2006-GG8, Cl. A4, 5.56%,
11/1/39                                                     5,000,000              5,384,464
Series 2011-GC3, Cl. A1, 2.331%,
3/1/44                                                      2,465,000              2,485,898
--------------------------------------------------------------------------------------------
Impac CMB Trust Series 2005-4,
Collateralized Asset-Backed Bonds,
Series 2005-4, Cl. 1A1A, 0.79%,
5/25/35(2)                                                  3,445,159              2,716,613
--------------------------------------------------------------------------------------------
IndyMac Index Mortgage Loan Trust
2005-AR23, Mtg. Pass-Through
Certificates, Series 2005-AR23, Cl.
6A1, 5.21%, 11/1/35(2)                                      4,442,728              3,474,680
--------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage
Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2007-LDP10, Cl. A3S, 5.317%,
1/1/49                                                      3,980,000              4,052,511
Series 2007-LDPX, Cl. A2S2, 5.187%,
1/1/49(3)                                                     285,000                287,871
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49                      945,000                997,985
Series 2010-C2, Cl. A2, 3.616%,
11/1/43(1)                                                  4,290,000              4,123,234
Series 2011-C3, Cl. A1, 1.875%,
2/1/46(1)                                                   2,740,000              2,727,862
--------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage
Securities Trust 2006-LDP7, Commercial
Mtg. Pass-Through Certificates,
Series 2006-LDP7, 5.863%, 4/1/45(2)                         6,485,000              6,711,747
--------------------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Trust 2007-
CB19, Commercial
Mtg. Pass-Through Certificates,
Series 2007-CB19, Cl. AM, 5.738%,
2/1/49(2)                                                     685,000                680,987
--------------------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2007-S3, Mtg.
Pass-Through Certificates, Series
2007-S3, Cl. 1A90, 7%, 7/1/37
                                                            3,771,663              3,106,592
--------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2006-
C3, Commercial Mtg. Pass-Through
Certificates, Series 2006-C3, Cl. AM,
5.712%, 3/11/39                                               150,000                153,617
--------------------------------------------------------------------------------------------

13 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

                                                           PRINCIPAL
                                                            AMOUNT                   VALUE
--------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
LB-UBS Commercial Mortgage Trust 2007-
C1, Commercial Mtg. Pass-Through
Certificates, Series 2007-C1, Cl. A2,
5.318%, 2/11/40                                          $  2,750,000             $2,801,756
--------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit
Mortgage Trust, Interest-Only Stripped
Mtg.-Backed Security, Series 1998-C1,
Cl. IO, 0%, 2/18/30(6,8)                                    2,409,272                 51,211
--------------------------------------------------------------------------------------------
Lehman Structured Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 2002-GE1, Cl. A,
2.514%, 7/1/24(1)                                               103,988                 78,750
-------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust 2004-6,
Mtg. Pass-Through Certificates, Series
2004-6, Cl. 10A1, 6%, 7/25/34                               1,315,674              1,349,494
--------------------------------------------------------------------------------------------
ML-CFC Commercial Mortgage Trust 2006-
3, Commercial Mtg. Pass-Through
Certificates, Series 2006-3, Cl. AM,
5.456%, 7/12/46                                             6,010,000              6,089,737
--------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust 207-
IQ16, Commercial Mtg. Pass-Through
Certificates, Series 2007-IQ16, Cl.
AM, 6.11%, 12/1/49(2)                                       1,570,000              1,612,981
--------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities
VII, Inc., Interest-Only Commercial
Mtg. Pass-Through Certificates, Series
1999-C1, Cl. X, 0%, 5/18/32(6,8)                           29,711,496                103,360
--------------------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage
Loan Trust, Mtg. Pass-Through
Certificates, 5.344%, 7/1/37(2)                             3,734,195              2,664,083
--------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage
Trust 2006-C29, Commercial Mtg. Pass-
Through Certificates, Series 2006-C29,
Cl. A2, 5.275%, 11/15/48                                    2,146,000              2,186,485
-------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage
Trust 2007-C34, Commercial Mtg. Pass-
Through Certificates, Series 2007-C34,
Cl. A3, 5.678%, 5/1/46                                      2,965,000              3,149,041
--------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage
Trust, Commercial Mtg. Pass-Through
Certificates, Series 2006-C27, Cl. AM,
5.795%, 7/15/45                                             4,370,000              4,513,108
--------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2005-AR14 Trust, Mtg.
Pass-Through Certificates, Series
2005-AR14, Cl. 1A4, 2.67%, 12/1/35(2)                       2,265,390              1,969,815
--------------------------------------------------------------------------------------------
Wells Fargo Commercial Mortgage Trust
2010-C1, Commercial Mtg. Pass-Through
Certificates, Series 2010-C1, Cl. A1,
3.349%, 11/1/43(1)                                          2,288,938              2,281,958
--------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2007-AR8 Trust, Mtg. Pass-Through
Certificates, Series 2007-AR8, Cl. A1,
6.121%, 11/1/37(2)                                          3,273,123              2,609,072
                                                                                ------------
                                                                                 103,513,614
--------------------------------------------------------------------------------------------
MULTIFAMILY-1.3%
Bear Stearns ARM Trust 2005-10, Mtg.
Pass-Through Certificates, Series
2005-10, Cl. A3, 2.861%, 10/1/35(2)                         2,095,000              1,798,021
--------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.
2006-AR3, Mtg. Pass-Through
Certificates, Series 2006-AR3, Cl.
1A2A, 5.75%, 6/1/36(2)
                                                            2,914,916              2,665,699
--------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 2001-3, Cl. A2,
6.07%, 6/1/38                                               3,424,585              3,482,261
--------------------------------------------------------------------------------------------

14 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011(*) (UNAUDITED)

                                                           PRINCIPAL
                                                            AMOUNT                  VALUE
--------------------------------------------------------------------------------------------
MULTIFAMILY CONTINUED
Wells Fargo Mortgage-Backed Securities
2006-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR2, Cl.
2A3, 2.772%, 3/1/36(2)                                   $  4,929,842             $4,386,453
--------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2006-AR6 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR6, Cl.
3A1, 2.825%, 3/25/36(2)                                     2,830,145              2,524,890
                                                                                ------------
                                                                                  14,857,324
--------------------------------------------------------------------------------------------
OTHER-0.3%
Greenwich Capital Commercial Funding
Corp./Commercial Mortgage Trust 2007-
GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A4,
5.444%, 3/1/39                                              3,565,000              3,778,464
--------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities
VI, Inc., Interest-Only Stripped Mtg.-
Backed Security, Series 1987-3, Cl. B,
46.772%, 10/23/17(6)                                              793                     81
--------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities
VI, Inc., Principal-Only Stripped
Mtg.-Backed Security, Series 1987-3,
Cl. A, 1.063%, 10/23/17(7)                                      1,173                  1,162
                                                                                ------------
                                                                                   3,779,707
--------------------------------------------------------------------------------------------
RESIDENTIAL-3.0%
CHL Mortgage Pass-Through Trust 2005-
HYB7, Mtg. Pass-Through Certificates,
Series 2005-HYB7, Cl. 6A1, 5.446%,
11/1/35(2)                                                  3,024,188              2,346,303
--------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2006-
6, Mtg. Pass-Through Certificates,
Series 2006-6, Cl. A3, 6%, 4/1/36                           2,513,400              2,425,948
--------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust
2005-21CB, Mtg. Pass-Through
Certificates, Series 2005-21CB, Cl.
A7, 5.50%, 6/1/35                                           4,503,541              4,076,518
--------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust
2005-29CB, Mtg. Pass-Through
Certificates, Series 2005-29CB, Cl.
A4, 5%, 7/1/35                                              2,900,329              2,455,385
--------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2006-5F, Mtg.
Pass-Through Certificates, Series
2006-5F, Cl. 2A1, 6%, 6/1/36                                3,228,263              3,159,935
--------------------------------------------------------------------------------------------
JPMorgan Alternative Loan Trust 2006-
S4, Mtg. Pass-Through Certificates,
Series 2006-S4, Cl. A6, 5.71%, 12/1/36                      3,267,995              2,965,740
--------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust
2005-A1, Mtg. Pass-Through
Certificates, Series 2005-A1, Cl. 2A1,
2.833%, 12/25/34(2)                                         1,414,373              1,415,422
--------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                                489,039                500,738
--------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl.
1A8, 6%, 9/25/36                                              384,229                245,470
--------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl.
A28, 5.75%, 4/25/37                                         1,928,515              1,249,166
--------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY2 Trust, Mtg.
Pass-Through Certificates, Series
2007-HY2, Cl. 1A1, 4.868%, 12/1/36(2)                         559,283                440,022
--------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY5 Trust, Mtg.
Pass-Through Certificates, Series
2007-HY5, Cl. 3A1, 5.731%, 5/1/37(2)                        2,480,274              2,292,778
--------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY6 Trust, Mtg.
Pass-Through Certificates, Series
2007-HY6, Cl. 2A1, 5.531%, 6/25/37(2)                       1,191,034                964,500
--------------------------------------------------------------------------------------------

15 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT                         VALUE
-----------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset
-Backed Pass-Through Certificates, Series 2007-PA5, Cl. 1A1,
6.25%, 11/1/37                                                                 $     2,407,300                $     2,101,757
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg.
Pass-Through Certificates, Series 2004-R, Cl. 2A1, 2.872%,
9/1/34(2)                                                                              722,787                        704,645
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR16, Cl. 2A1, 2.759%,
10/1/35(2)                                                                           4,162,180                      3,891,655
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR14, Cl. 1A2, 5.713%,
10/1/36(2)                                                                           2,752,051                      2,519,760
                                                                                                              ---------------
                                                                                                                   33,755,742
                                                                                                              ---------------
Total Mortgage-Backed Obligations (Cost $797,170,724)                                                             823,646,883
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS-3.9%
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Nts.:
1.75%, 9/10/15                                                                       2,450,000                      2,404,224
5%, 2/16/17                                                                          1,510,000                      1,688,391
5.25%, 4/18/16                                                                       2,650,000                      2,998,483
5.50%, 7/18/16                                                                       1,510,000                      1,727,731
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts.:
1.625%, 10/26/15                                                                     3,890,000                      3,784,313
4.875%, 12/15/16                                                                     1,240,000                      1,380,622
5%, 3/15/16                                                                          1,655,000                      1,853,635
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
7.50%, 11/15/16(9)                                                                   7,700,000                      9,742,910
STRIPS, 3.862%, 2/15/13(10)                                                          1,520,000                      1,497,895
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 5.125%, 5/15/16                                                  14,830,000                    16,874,924
                                                                                                              ---------------
Total U.S. Government Obligations (Cost $43,992,153)                                                               43,953,128
-----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES-35.5%
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-4.7%
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES-0.3%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15                           2,880,000                      3,081,600
-----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-0.7%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15(1)                         4,300,000                      4,449,339
-----------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., 6.20% Sr. Unsec. Unsub. Nts.,
6/15/16                                                                              3,081,000                      3,430,265
                                                                                                              ---------------
                                                                                                                    7,879,604
-----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES-0.8%
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14                         2,172,000                      2,381,648
-----------------------------------------------------------------------------------------------------------------------------
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22                                       2,994,000                      2,941,605
-----------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13                                                   971,000                      1,031,899
8% Sr. Unsec. Nts., 5/1/12                                                           2,270,000                      2,418,821
                                                                                                              ---------------
                                                                                                                    8,773,973
-----------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS-0.5%
Mattel, Inc.:
5.625% Sr. Unsec. Nts., 3/15/13                                                      2,640,000                    2,822,878

16 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

                                                                                               PRINCIPAL
                                                                                                 AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS CONTINUED
6.125% Sr. Unsec. Nts., 6/15/11                                                               $ 2,415,000             $2,437,290
                                                                                                                      ----------
                                                                                                                       5,260,168
--------------------------------------------------------------------------------------------------------------------------------
MEDIA-1.9%
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22                   1,751,000              2,371,115
--------------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.375% Sr. Unsec. Nts., 3/1/41                4,499,000              4,539,594
--------------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The), 10% Sr. Unsec. Nts., 7/15/17                             2,466,000              2,946,870
--------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14                                                2,615,000              3,033,400
--------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                                      1,542,000              1,890,285
--------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30                                                  1,585,000              1,844,823
--------------------------------------------------------------------------------------------------------------------------------
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21(1)                                                                 1,398,000              1,403,721
6.50% Sr. Sec. Nts., 1/15/18                                                                    3,389,000              3,719,428
                                                                                                                      ----------
                                                                                                                      21,749,236
--------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL-0.2%
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21                                          2,865,000              2,815,731
--------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL-0.3%
Staples, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/1/11                                             3,480,000              3,480,000
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES-1.2%
--------------------------------------------------------------------------------------------------------------------------------
BEVERAGES-0.3%
Constellation Brands, Inc., 8.375% Sr. Nts., 12/15/14                                           2,581,000              2,935,888
--------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-0.0%
Real Time Data Co., 11% Nts., 5/31/09(3,4,11)                                                     476,601                      -
--------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS-0.5%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14                                                             980,000              1,038,563
8.50% Sr. Unsec. Nts., 6/15/19                                                                  1,455,000              1,728,288
--------------------------------------------------------------------------------------------------------------------------------
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18                                            2,810,000              3,034,800
                                                                                                                      ----------
                                                                                                                       5,801,651
--------------------------------------------------------------------------------------------------------------------------------
TOBACCO-0.4%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39                                              2,075,000              2,952,542
--------------------------------------------------------------------------------------------------------------------------------
Lorillard Tobacco Co., 8.125% Sr. Unsec. Nts., 5/1/40                                           1,602,000              1,786,647
                                                                                                                      ----------
                                                                                                                       4,739,189
--------------------------------------------------------------------------------------------------------------------------------
ENERGY-3.9%
ENERGY EQUIPMENT & SERVICES-0.7%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21                                                       2,221,000              2,206,139
--------------------------------------------------------------------------------------------------------------------------------
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17                                                    2,415,000              2,498,851
--------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd., 6.50% Sr. Unsec. Bonds, 8/1/36                                  1,841,000              1,846,475
--------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. Bermuda, 5.125% Sr. Unsec. Unsub. Nts., 9/15/20                  1,885,000              1,872,412
                                                                                                                      ----------
                                                                                                                       8,423,877
--------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-3.2%
Cloud Peak Energy Resources LLC, 8.25% Sr. Unsec. Unsub. Nts., 12/15/17                         2,710,000              2,967,450
--------------------------------------------------------------------------------------------------------------------------------
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub. Nts., 8/1/12                               1,073,000              1,127,639
--------------------------------------------------------------------------------------------------------------------------------

17 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

                                                                                           PRINCIPAL
                                                                                             AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13                 $   4,875,000           $  5,221,881
-----------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.50% Sr. Unsec. Unsub. Nts., 9/1/39                       2,172,000              2,233,322
-----------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Finance Co. LLC, 6% Sr. Sec. Nts., 1/15/18(1)                                  2,817,000              2,922,638
-----------------------------------------------------------------------------------------------------------------------------
Marathon Petroleum Corp., 6.50% Sr. Unsec. Nts., 3/1/41(1)                                   2,275,000              2,306,179
-----------------------------------------------------------------------------------------------------------------------------
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37                                          2,876,000              2,879,742
-----------------------------------------------------------------------------------------------------------------------------
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19                                      1,855,000              2,054,413
-----------------------------------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14(1)               1,530,000              1,648,153
-----------------------------------------------------------------------------------------------------------------------------
Rockies Express Pipeline LLC:
3.90% Sr. Unsec. Unsub. Nts., 4/15/15(1)                                                     3,301,000              3,266,425
-----------------------------------------------------------------------------------------------------------------------------
5.625% Sr. Unsec. Unsub. Nts., 4/15/20(1)                                                    1,936,000              1,925,149
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18                                              2,752,000              3,133,840
-----------------------------------------------------------------------------------------------------------------------------
Woodside Finance Ltd., 4.50% Nts., 11/10/14(1)                                               4,231,000              4,480,168
                                                                                                                 ------------
                                                                                                                   36,166,999
-----------------------------------------------------------------------------------------------------------------------------
FINANCIALS-14.1%
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS-2.7%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19(1)                      4,750,000              4,991,856
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                3,075,000              2,963,510
-----------------------------------------------------------------------------------------------------------------------------
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21(1,5)                                    3,679,000              3,671,826
-----------------------------------------------------------------------------------------------------------------------------
Macquarie Group Ltd., 4.875% Sr. Unsec. Nts., 8/10/17(1)                                     2,253,000              2,263,850
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
5.50% Sr. Unsec. Unsub. Nts., 7/24/20(1)                                                     1,205,000              1,204,587
-----------------------------------------------------------------------------------------------------------------------------
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17                                              6,830,000              7,185,672
Nomura Holdings, Inc., 4.125% Sr. Unsec. Unsub. Nts., 1/19/16                                2,649,000              2,620,521
-----------------------------------------------------------------------------------------------------------------------------
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts., 12/1/12                           2,870,000              2,928,620
-----------------------------------------------------------------------------------------------------------------------------
UBS AG Stamford, CT, 2.25% Sr. Unsec. Nts., 8/12/13                                          2,825,000              2,852,021
                                                                                                                 ------------
                                                                                                                   30,682,463
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS-4.2%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts., 12/21/12(1)                         3,088,000              3,127,502
-----------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds(14)                                                4,230,000              3,664,238
-----------------------------------------------------------------------------------------------------------------------------
BNP Paribas SA, 5.186% Sub. Perpetual Nts.(1,14)                                             3,080,000              2,979,900
-----------------------------------------------------------------------------------------------------------------------------
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37                                5,056,000              4,961,200
-----------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35                                         7,580,000              7,333,650
-----------------------------------------------------------------------------------------------------------------------------
Huntington BancShares, Inc., 7% Sub. Nts., 12/15/20                                          4,552,000              5,027,233
-----------------------------------------------------------------------------------------------------------------------------
KeyCorp, 5.10% Sr. Unsec. Unsub. Nts., 3/24/21                                               2,837,000              2,820,577
-----------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20(1)                                      2,970,000              2,921,651
-----------------------------------------------------------------------------------------------------------------------------
Sanwa Bank Ltd. (The), 7.40% Sub. Nts., 6/15/11                                              2,655,000              2,689,406
-----------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc., 3.60% Sr. Unsec. Unsub. Nts., 4/15/16                                  2,825,000              2,807,640
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K(14)                              6,055,000              6,660,500
Zions Bancorp., 7.75% Sr. Unsec. Nts., 9/23/14                                               2,698,000              2,929,000
                                                                                                                 ------------
                                                                                                                   47,922,497

18 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS   April 29, 2011* (UNAUDITED)

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-0.4%
American Express Bank FSB, 5.55% Sr. Unsec. Nts., 10/17/12                                      $ 2,717,000            $ 2,878,697
----------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 6.25% Sr. Nts., 1/25/16                                                                1,388,000              1,448,489
                                                                                                                       -----------
                                                                                                                         4,327,186
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-2.5%
Bank of America Corp., 5.875% Sr. Unsec. Unsub. Nts., 1/5/21                                        910,000                950,554
----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
5.375% Sr. Unsec. Nts., 8/9/20                                                                    3,915,000              4,031,784
6.01% Sr. Unsec. Nts., 1/15/15                                                                    2,810,000              3,070,391
----------------------------------------------------------------------------------------------------------------------------------
Glen Meadow Pass-Through Trust, 6.505% Bonds, 2/12/67(1)                                          3,210,000              2,856,900
----------------------------------------------------------------------------------------------------------------------------------
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds(14)                                          3,220,000              2,994,600
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(14)                                         8,365,000              9,183,959
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38                                          4,273,000              4,921,240
                                                                                                                       -----------
                                                                                                                        28,009,428
----------------------------------------------------------------------------------------------------------------------------------
INSURANCE-3.6%
American International Group, Inc., 5.85% Sr. Unsec. Nts., Series G, 1/16/18                      4,157,000              4,338,303
----------------------------------------------------------------------------------------------------------------------------------
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21                                                             2,178,000              2,230,738
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20                                                           2,810,000              2,902,393
----------------------------------------------------------------------------------------------------------------------------------
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts., 8/15/12(1)                                     2,685,000              2,817,362
----------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 5.25% Sr. Unsec. Nts., 10/15/11                    2,755,000              2,818,908
----------------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec. Unsub. Nts., 1/14/13(1)               3,700,000              3,236,834
----------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67                                      5,710,000              5,395,950
----------------------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp., 4.90% Sr. Unsec. Unsub. Nts., 9/17/20                                   3,372,000              3,303,285
----------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 3.625% Sr. Unsec. Unsub. Nts., 9/17/12                                3,039,000              3,129,289
----------------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital I LP, 6.854% Perpetual Bonds(1,14)                                               5,571,000              5,473,741
----------------------------------------------------------------------------------------------------------------------------------
Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub. Nts., 3/15/16                                 2,819,000              2,803,994
----------------------------------------------------------------------------------------------------------------------------------
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37(1)                                          2,774,000              2,794,805
                                                                                                                       -----------

                                                                                                                        41,245,602
----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS-0.7%
AvalonBay Communities, Inc., 6.625% Sr. Unsec. Unsub. Nts., 9/15/11                               1,154,000              1,183,117
----------------------------------------------------------------------------------------------------------------------------------
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub. Nts., 4/1/12                         1,402,000              1,447,579
----------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts., 1/15/12                                        1,005,000              1,033,601
----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 5% Sr. Unsec. Unsub. Nts., 3/1/12                                        2,825,000              2,883,511
----------------------------------------------------------------------------------------------------------------------------------
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub. Nts., 10/1/12(1)                         1,325,000              1,401,670
                                                                                                                       -----------
                                                                                                                         7,949,478
----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE-0.9%
----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY-0.2%
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40                                                    2,955,000              2,874,763
----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-0.4%
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41                                                 1,440,000              1,496,272
----------------------------------------------------------------------------------------------------------------------------------

19 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

                                                                                           PRINCIPAL
                                                                                            AMOUNT                 VALUE
---------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Quest Diagnostic, Inc., 5.75% Sr. Unsec. Nts., 1/30/40                                   $ 3,150,000           $  3,044,421
                                                                                                               ------------
                                                                                                                  4,540,693
---------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS-0.3%
Mylan, Inc., 6% Sr. Nts., 11/15/18(1)                                                      3,035,000              3,050,175
---------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS-2.7%
---------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-0.5%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                     2,880,000              2,970,000
---------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18                                          2,560,000              2,841,600
                                                                                                               ------------
                                                                                                                  5,811,600
---------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-0.6%
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17                                       2,797,000              3,052,226
---------------------------------------------------------------------------------------------------------------------------
R.R. Donnelley & Sons Co., 5.625% Sr. Unsec. Nts., 1/15/12                                 2,590,000              2,639,909
---------------------------------------------------------------------------------------------------------------------------
Republic Services, Inc., 6.75% Sr. Unsec. Unsub. Nts., 8/15/11                             1,640,000              1,669,830
                                                                                                               ------------
                                                                                                                  7,361,965
---------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-1.0%
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12                                                   2,385,000              2,469,140
5.25% Sr. Unsec. Nts., 10/19/12                                                              578,000                612,841
6.375% Unsec. Sub. Bonds, 11/15/67                                                         4,977,000              5,132,531
---------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd./Tyco International Finance SA, 6.875%
Sr. Unsec. Unsub. Nts., 1/15/21                                                            2,440,000              2,916,549
                                                                                                               ------------
                                                                                                                 11,131,061
---------------------------------------------------------------------------------------------------------------------------
MACHINERY-0.3%
SPX Corp., 7.625% Sr. Unsec. Nts., 12/15/14                                                2,795,000              3,091,969
---------------------------------------------------------------------------------------------------------------------------
PROFESSIONAL SERVICES-0.3%
FTI Consulting, Inc., 6.75% Sr. Nts., 10/1/20(1)                                           2,952,000              3,003,660
---------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-2.3%
---------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-0.9%
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40                                              5,311,000              5,499,126
---------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41                              2,109,000              2,089,873
---------------------------------------------------------------------------------------------------------------------------
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11                                                2,675,000              2,778,902
                                                                                                               ------------
                                                                                                                 10,367,901
---------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-0.5%
Arrow Electronics, Inc., 3.375% Sr. Unsec. Unsub. Nts., 11/1/15                            5,350,000              5,265,213
---------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-0.4%
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18                                            4,415,000              4,868,050
---------------------------------------------------------------------------------------------------------------------------
SOFTWARE-0.5%
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20                                      5,371,000              5,056,329
---------------------------------------------------------------------------------------------------------------------------
MATERIALS-2.8%
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS-1.1%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41                                              2,111,000              2,201,663
---------------------------------------------------------------------------------------------------------------------------
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                                                      2,506,000              2,505,474
---------------------------------------------------------------------------------------------------------------------------
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17                                              2,657,000              3,062,193
---------------------------------------------------------------------------------------------------------------------------
CF Industries, Inc., 6.875% Sr. Unsec. Unsub. Nts., 5/1/18                                 2,905,000              3,268,125
---------------------------------------------------------------------------------------------------------------------------
Potash Corp. of Saskatchewan, Inc., 5.625% Sr. Unsec. Unsub. Nts., 12/1/40                 1,735,000              1,741,345
                                                                                                               ------------
                                                                                                                 12,778,800
---------------------------------------------------------------------------------------------------------------------------

20 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

                                                                                 PRINCIPAL
                                                                                  AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING-0.9%
Ball Corp., 7.125% Sr. Unsec. Nts.,
9/1/16                                                                        $    2,806,000      $   3,083,093
---------------------------------------------------------------------------------------------------------------
Sealed Air Corp.:
6.875% Sr. Unsec. Bonds, 7/15/33(1)                                                1,265,000          1,261,959
7.875% Sr. Nts., 6/15/17                                                           3,482,000          3,891,703
---------------------------------------------------------------------------------------------------------------
Sonoco Products Co., 5.75% Sr. Unsec.
Unsub. Nts., 11/1/40                                                               1,478,000          1,440,023
                                                                                                  -------------
                                                                                                      9,676,778
---------------------------------------------------------------------------------------------------------------
METALS & MINING-0.8%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17                      4,209,000          4,645,932
---------------------------------------------------------------------------------------------------------------
Vale Inco Ltd., 5.70% Sr. Unsec. Unsub. Nts., 10/15/15                               173,000            187,638
---------------------------------------------------------------------------------------------------------------
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15                                              1,485,000          1,589,669
6% Sr. Unsec. Unsub. Nts., 10/15/15                                                1,775,000          1,952,669
7.25% Sr. Unsec. Unsub. Nts., 7/15/12                                                640,000            684,626
---------------------------------------------------------------------------------------------------------------
Xstrata Finance Canada Ltd., 5.80% Sr. Unsec. Unsub. Bonds, 11/15/16(1)               52,000             57,582
                                                                                                  -------------
                                                                                                      9,118,116
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-1.7%
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-1.5%
AT&T, Inc., 6.30% Sr. Unsec. Bonds,
1/15/38                                                                            2,574,000          2,600,716
---------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 9.875%
Bonds, 12/15/30                                                                    1,796,000          2,489,091
---------------------------------------------------------------------------------------------------------------
Embarq Corp., 6.738% Sr. Unsec. Nts.,
6/1/13                                                                             2,450,000          2,657,471
---------------------------------------------------------------------------------------------------------------
Frontier Communications Corp., 8.25%
Sr. Unsec. Nts., 4/15/17                                                           2,881,000          3,125,885
---------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.625% Sr. Unsec. Unsub.
Nts., 6/15/15                                                                      2,620,000          3,026,100
---------------------------------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                                                       1,362,000          1,378,309
---------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc., 6.40%
Sr. Unsec. Nts., 2/15/38                                                           1,690,000          1,775,064
                                                                                                  -------------
                                                                                                     17,052,636
---------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-0.2%
American Tower Corp., 7% Sr. Unsec.
Nts., 10/15/17                                                                     1,975,000          2,227,636
---------------------------------------------------------------------------------------------------------------
UTILITIES-1.2%
---------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-1.2%
Allegheny Energy Supply Co. LLC, 8.25%
Bonds, 4/15/12(1)                                                                  2,563,000          2,717,613
---------------------------------------------------------------------------------------------------------------
FirstEnergy Solutions Corp., 6.80% Sr.
Unsec. Nts., 8/15/39                                                               1,751,000          1,740,128
---------------------------------------------------------------------------------------------------------------
Great Plains Energy, Inc., 2.75% Sr.
Unsec. Unsub. Nts., 8/15/13                                                        2,763,000          2,796,653
---------------------------------------------------------------------------------------------------------------
Northeast Utilities, 7.25% Sr. Unsec.
Nts., 4/1/12                                                                       2,860,000          3,013,044
---------------------------------------------------------------------------------------------------------------
Texas-New Mexico Power Co., 9.50% Sec.
Nts., 4/1/19(1)                                                                    3,010,000          3,821,321
                                                                                                  -------------
                                                                                                     14,088,759
                                                                                                  -------------
Total Corporate Bonds and Notes (Cost $387,702,582)                                                 402,610,674

                                                                                      SHARES
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS-0.0%
Chesapeake Energy Corp. (Cost $9)                                                        181            6,067
---------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES-15.3%
JPMorgan U.S. Treasury Plus Money
Market Fund, Agency Shares, 0.00% (12,13)                                              1,871            1,871

21 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

                                                                            SHARES                  VALUE
---------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E,
0.20% (12,15)                                                            173,703,938          $     173,703,938
                                                                                              -----------------
Total Investment Companies (Cost $173,705,809)                                                      173,705,809
---------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,519,633,338)                              137.3%             1,558,776,101
---------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (37.3)              (423,839,098)
                                                                               --------------------------------
Net Assets                                                                     100.0%         $   1,134,937,003
                                                                               --------------------------------
                                                                               --------------------------------

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $127,553,203 or 11.24% of the Fund's net assets as of March 31, 2011.

2. Represents the current interest rate for a variable or increasing rate security.

3. Restricted security. The aggregate value of restricted securities as of March 31, 2011 was $9,450,992, which represents 0.83% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                         UNREALIZED
                                              ACQUISITION                                               APPRECIATION
SECURITY                                          DATE                COST             VALUE           (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-1A,
Automobile Receivable Nts., Series
2011-1A, Cl. C, 3.05%, 8/15/15                      2/2/11      $   3,419,594     $   3,418,940        $        (654)

GMAC Mortgage Servicer Advance Funding
Ltd., Asset-Backed Nts., Series 2011-
1A, Cl. A, 3.72%, 2/15/23                          3/11/11          2,714,969         2,729,199                14,230

JPMorgan Chase Commercial Mortgage
Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series
2007-LDPX, Cl. A2S2, 5.187%, 1/1/49                7/14/10            281,438           287,871                 6,433

NC Finance Trust, Collateralized Mtg.
Obligation Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 3.405%,
1/25/29                                             8/10/10         1,703,335           157,559           (1,545,776)

Real Time Data Co., 11% Nts., 5/31/09       6/30/99-5/31/01           365,810                -              (365,810)

Santander Drive Auto Receivables Trust
2011-S1A, Automobile Receivables Nts.,
Series 2011-S1A, Cl. D, 3.10%, 5/15/17               2/4/11         2,855,522         2,857,423                 1,901
                                                                -----------------------------------------------------

                                                                $  11,340,668       $ 9,450,992         $ (1,889,676)
                                                                =====================================================

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

5. When-issued security or delayed delivery to be delivered and settled after March 31, 2011. See accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $37,656,694 or 3.32% of the Fund's net assets as of March 31, 2011.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $460,172 or 0.04% of the Fund's net assets as of March 31, 2011.

8. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

9. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $5,946,971. See accompanying Notes.

10.  Zero coupon bond reflects effective yield on the date of purchase.

11.  Interest or dividend is paid-in-kind, when applicable.

12.  Rate shown is the 7-day yield as of March 31, 2011.

13.  Interest rate is less than 0.0005%.

14. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

22 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

15. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES           GROSS         GROSS         SHARES
                                                    DECEMBER 31, 2010   ADDITIONS    REDUCTIONS   MARCH 31, 2011
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E        150,910,167  131,547,115   108,753,344     173,703,938

                                                                                       VALUE          INCOME
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                  $173,703,938  $       76,664

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 31, 2011 based on valuation input level:

                                                                           LEVEL 3-
                                   LEVEL 1-             LEVEL 2-         SIGNIFICANT
                                  UNADJUSTED       OTHER SIGNIFICANT     UNOBSERVABLE
                                 QUOTED PRICES     OBSERVABLE INPUTS        INPUTS            VALUE
--------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities         $            -     $      114,853,540    $          -    $  114,853,540
Mortgage-Backed Obligations                  -            823,646,883               -       823,646,883
U.S. Government Obligations                  -             43,953,128               -        43,953,128
Corporate Bonds and Notes                    -            402,610,674               -       402,610,674
Common Stocks                            6,067                      -               -             6,067
Investment Companies               173,705,809                      -               -       173,705,809
                                ------------------------------------------------------------------------
Total Investments, at Value        173,711,876          1,385,064,225               -     1,558,776,101
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value                  -                 10,291               -            10,291
Futures margins                         78,073                      -               -            78,073
                                ------------------------------------------------------------------------
Total Assets                    $  173,789,949     $    1,385,074,516    $          -    $1,558,864,465
                                ------------------------------------------------------------------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures margins                 $      (55,048)    $                -    $          -    $      (55,048)
                                ------------------------------------------------------------------------
Total Liabilities               $      (55,048)    $                -    $          -    $      (55,048)

23 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

FUTURES CONTRACTS AS OF MARCH 31, 2011 ARE AS FOLLOWS:

                                                                                   UNREALIZED
                                            NUMBER OF  EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION              BUY/SELL  CONTRACTS     DATE        VALUE      (DEPRECIATION)
------------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds, 30 yr.  Buy             681     6/21/11  $ 81,847,688  $       88,214
U.S. Treasury Nts., 2 yr.         Sell            635     6/30/11   138,509,375         (14,085)
U.S. Treasury Nts., 5 yr.         Sell            156     6/30/11    18,219,094          43,798
U.S. Treasury Nts., 10 yr.        Sell            681     6/21/11    81,060,281        (125,975)
U.S. Treasury Ultra Bonds         Buy              35     6/21/11     4,324,688          29,901
                                                                                 ---------------
                                                                                 $       21,853
                                                                                 ===============

CREDIT DEFAULT SWAP CONTRACTS AS OF MARCH 31, 2011 ARE AS FOLLOWS:

                                                                  PAY/
                                         BUY/SELL    NOTIONAL   RECEIVE
REFERENCE ENTITY/                         CREDIT      AMOUNT     FIXED      TERMINATION            UNREALIZED
SWAP COUNTERPARTY                       PROTECTION   (000'S)      RATE         DATE       VALUE   APPRECIATION
---------------------------------------------------------------------------------------------------------------
CDX NORTH AMERICA INVESTMENT GRADE
INDEX, VOLUME H, SERIES 7
 Morgan Stanley Capital Services, Inc.  Sell        $   17,000     0.75%       12/20/11  $10,291  $     10,291

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                                   TOTAL MAXIMUM POTENTIAL
TYPE OF REFERENCE ASSET ON WHICH THE FUND SOLD   PAYMENTS FOR SELLING CREDIT                         REFERENCE ASSET
PROTECTION                                        PROTECTION (UNDISCOUNTED)    AMOUNT RECOVERABLE*   RATING RANGE**
---------------------------------------------------------------------------------------------------------------------
Investment Grade Corporate Debt Indexes         $                  17,000,000  $                  -             BBB+

---------------
* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

24 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

25 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                      WHEN-ISSUED OR DELAYED DELIVERY
                             BASIS TRANSACTIONS
                      --------------------------------
Purchased securities  $           489,326,095
Sold securities                    44,087,385

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 31, 2011 is as follows:

Cost                               $2,069,145
Market Value                       $  157,559
Market Value as a % of Net Assets       0.01%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses

26 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and

27 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of March 31, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $10,291, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $10,291 as of March 31, 2011. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of March 31, 2011 the Fund has not required certain counterparties to post collateral.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities in the annual and semiannual reports.   The net change in unrealized
appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

28 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

During the period ended March 31, 2011, the Fund had an ending monthly average market value of $77,446,945 and $236,648,279 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific
underlying reference asset.   Swap contracts are typically more attractively
priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk
factors.   Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon

29 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Core Bond Fund - "Underlying Fund"

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

     exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.

     For the period ended March 31, 2011, the Fund had ending monthly average notional amounts of $17,000,000 on credit default swaps to sell protection.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

RESTRICTED SECURITIES

As of March 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $1,519,946,848
Federal tax cost of other investments      (151,638,227)
                                         ---------------
Total federal tax cost                   $1,368,308,621
                                         ===============

Gross unrealized appreciation            $   48,006,629
Gross unrealized depreciation                (9,145,232)
                                         ---------------
Net unrealized appreciation              $   38,861,397
                                         ===============

30 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/29/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/10/2011

By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/10/2011